Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Commercial arrangements
COMMERCIAL AGREEMENTS WITH TESORO

				Termination Provisions
Commercial Agreement	Initiation Date	Term	Renewals	Refinery Shutdown Notice Period (a)	Force Majeure
Transportation Agreement (High Plains System)	April 2011	10	2 x 5 years	12 months	TLLP can declare (unilateral)
Second Amended and Restated Master Terminalling Agreement	April 2011	10	2 x 5 years
Stockton Minimum Throughput Commitment (MTA supplement)	April 2011	10	2 x 5 years
Salt Lake City Storage Agreement	April 2011	10	2 x 5 years
Amended and Restated Transportation Services Agreement	April 2011	10	2 x 5 years
Amorco Terminal Use and Throughput Agreement (Martinez Marine)	April 2012	10	2 x 5 years
Amended Anacortes Track Use and Throughput Agreement	November 2012	10	2 x 5 years	N/A
Terminalling Services Agreement for Northwest Products System	June 2013	1	Year to year
Southern California Terminalling Services Agreement	June 2013	10	2 x 5 years
Carson Storage Services Agreement Amended	June 2013	10	2 x 5 years
Southern California Dedicated Storage Agreement	June 2013	10	2 x 5 years
Long Beach Storage Services Agreement	December 2013	10	2 x 5 years
Carson Coke Handling Service Agreement	December 2013	10	2 x 5 years
Long Beach Throughput Agreement (b)	December 2013	10	2 x 5 years
Transportation Services Agreement (SoCal Pipelines)	December 2013	10	2 x 5 years
Amended and Restated Long Beach Berth Access Use and Throughput Agreement	December 2013	10	2 x 5 years
BASH Storage - TRMC Tanks	April 2014	5	2 x 5 years
Terminalling Services Agreement - Martinez	July 2014	10	2 x 5 years
Terminalling Services Agreement - Nikiski	July 2014	10	2 x 5 years
Storage Services Agreement - Anacortes	July 2014	10	2 x 5 years
Martinez Dedicated LPG Storage Agreement	July 2014	10	2 x 5 years
THPP Reversal Open Season Northbound Commitment	September 2014	7	None
Tesoro Alaska Pipeline Throughput Agreement	September 2014	10	2 x 5 years
Transportation Services Agreement (LAR Short Haul Pipelines)	September 2014	10	2 x 5 years
Keep-Whole Commodity Fee Agreement	December 2014	5	1 year auto	90 days prior to expiration	Bilateral
Terminalling Services Agreement - Anacortes Rack	November 2015	10	2 x 5 years	N/A	TLLP can declare (unilateral)
Carson Tank Farm Storage Agreement	November 2015	10	2 x 5 years
Kenai Storage Services Agreement	July 2016	10	2 x 5 years
Alaska Terminalling Services Agreement	September 2016	10	2 x 5 years
Avon Marine Terminal Operating Agreement	November 2016	Effective date of sublease	None
Martinez Storage Services Agreement	November 2016	10	2 x 5 years
Asphalt and Propane Rack Loading Services Agreement	December 2016	10	2 x 5 years

(a)	Fixed minimum volumes remain in effect during routine turnarounds.

(b)	Agreement gives Tesoro the option to renew for two five-year terms, or Tesoro may modify the term of the agreements to a twenty-year term by providing notice in accordance with each agreement.

Schedule of Related Party Transactions
SUMMARY OF REVENUE AND EXPENSE TRANSACTIONS WITH TESORO, INCLUDING PREDECESSORS (in millions)

	Years Ended December 31,
	2016	2015	2014
Revenues	$715	$615	$497
Operating expenses	166	135	111
Imbalance settlement gains, net and reimbursements from Tesoro (a)	24	42	43
General and administrative expenses	69	72	39

(a)
Includes net imbalance settlement gains of $7 million, $8 million and $17 million in the years ended December 31, 2016, 2015 and 2014, respectively. Also includes reimbursements primarily related to pressure testing and repairs and maintenance costs pursuant to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $17 million, $34 million and $26 million in the years ended December 31, 2016, 2015 and 2014, respectively.